Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	$ 777	$ 215	$ 261
Deferred consideration relating to the disposals, receivable within one year	35	259	255
Deferred consideration relating to the disposals, receivable after one year	304	268	271
Contingent consideration receivable relating to disposals	893	237	131
Impairment losses	666	1,239	1,117
Reversal of impairment loss	583	238	3,042
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	707	127	169
Impairment losses	400	1,138	1,022
Reversal of impairment loss	580	176	3,025
Upstream | Magnus Field
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	335
Upstream | Greater Kuparuk Area
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	221
Downstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	59	88	89
Impairment losses	12	69	84
Reversal of impairment loss	2	62	17
Other businesses and corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	11	0	3
Impairment losses	254	32	11
Reversal of impairment loss	$ 1	$ 0	$ 0